1. NATURE OF OPERATIONS AND LIQUIDITY RISK (Details Narrative) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Nature Of Operations And Liquidity Risk
Currents liabilities	$ 81,857
Retained earnings	97,322		$ 77,000
Profit (loss)	20,322	$ 9,248
Current tax assets, current	3,958
Cash	$ 86,457	$ 1,061	$ 4,520	$ 4,077